Portfolio of Investments January 31, 2025
NUDV
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 3.0%
5,733 Comcast Corp, Class A $ 192,973
1,141 Interpublic Group of Cos Inc/The 32,712
6,141 Verizon Communications Inc 241,894
TOTAL COMMUNICATION SERVICES 467,579
CONSUMER DISCRETIONARY - 5.4%
625 Best Buy Co Inc 53,663
789 Home Depot Inc/The 325,052
800 LKQ Corp 29,912
907 Lowe's Cos Inc 235,856
118 Pool Corp 40,622
1,639 Tractor Supply Co 89,096
384 Williams-Sonoma Inc 81,166
TOTAL CONSUMER DISCRETIONARY 855,367
CONSUMER STAPLES - 9.2%
1,452 Archer-Daniels-Midland Co 74,386
430 Bunge Global SA 32,736
378 Clorox Co/The 59,981
4,419 Coca-Cola Co/The 280,518
2,358 Colgate-Palmolive Co 204,439
163 Kellanova 13,322
5,818 Kenvue Inc 123,865
3,501 Keurig Dr Pepper Inc 112,382
1,027 Kimberly-Clark Corp 133,479
2,088 Kroger Co/The 128,704
433 Lamb Weston Holdings Inc 25,954
766 McCormick & Co Inc/MD 59,158
1,403 Target Corp 193,488
TOTAL CONSUMER STAPLES 1,442,412
ENERGY - 2.6%
3,027 Baker Hughes Co 139,787
2,682 Halliburton Co 69,786
493 HF Sinclair Corp 17,787
1,778 ONEOK Inc 172,768
TOTAL ENERGY 400,128
FINANCIALS - 24.5%
1,621 Aflac Inc 174,063
1,635 Annaly Capital Management Inc 33,370
6,483 Bank of America Corp 300,163
2,242 Bank of New York Mellon Corp/The 192,655
1,161 Capital One Financial Corp 236,507
318 Cboe Global Markets Inc 64,977
3,482 Citigroup Inc 283,539
1,361 Citizens Financial Group Inc 64,743
765 Discover Financial Services 153,834
963 Equitable Holdings Inc 52,406
1,664 Fidelity National Information Services Inc 135,566
432 Goldman Sachs Group Inc/The 276,653
103 Hartford Financial Services Group Inc/The 11,490
221 Jack Henry & Associates Inc 38,474
1,033 Marsh & McLennan Cos Inc 224,037
1,808 MetLife Inc 156,410
1,875 Morgan Stanley 259,556
1,077 PNC Financial Services Group Inc/The 216,423
704 Principal Financial Group Inc 58,045
1,085 Prudential Financial Inc 131,025
2,778 Regions Financial Corp 68,450
898 State Street Corp 91,255
1,200 Synchrony Financial 82,776

Portfolio of Investments January 31, 2025
(continued)
NUDV

SHARES DESCRIPTION VALUE
FINANCIALS (continued)
677 T Rowe Price Group Inc $ 79,155
694 Travelers Cos Inc/The 170,155
2,032 Truist Financial Corp 96,764
4,384 US Bancorp 209,467
TOTAL FINANCIALS 3,861,958
HEALTH CARE - 13.8%
827 Amgen Inc 236,042
4,041 Bristol-Myers Squibb Co 238,217
735 Cardinal Health Inc 90,890
688 Cigna Group/The 202,417
558 Elevance Health Inc 220,801
2,537 Gilead Sciences Inc 246,596
2,801 Merck & Co Inc 276,795
9,209 Pfizer Inc 244,223
338 Quest Diagnostics Inc 55,128
1,157 Royalty Pharma PLC 36,538
611 UnitedHealth Group Inc 331,461
TOTAL HEALTH CARE 2,179,108
INDUSTRIALS - 18.7%
1,673 3M Co 254,631
265 Allegion plc 35,173
775 Automatic Data Processing Inc 234,833
355 Broadridge Financial Solutions Inc 84,568
663 Caterpillar Inc 246,265
356 CH Robinson Worldwide Inc 35,418
2,665 CNH Industrial NV 34,325
418 Cummins Inc 148,912
592 Deere & Co 282,124
707 FedEx Corp 187,263
612 Ferguson Enterprises Inc 110,845
377 Fortune Brands Innovations Inc 27,020
822 Illinois Tool Works Inc 213,030
2,037 Johnson Controls International plc 158,886
1,593 PACCAR Inc 176,632
985 Paychex Inc 145,455
346 Rockwell Automation Inc 96,337
311 Toro Co/The 25,897
1,017 Union Pacific Corp 252,002
1,715 United Parcel Service Inc, Class B 195,904
TOTAL INDUSTRIALS 2,945,520
INFORMATION TECHNOLOGY - 9.6%
4,593 Cisco Systems Inc 278,336
3,968 Hewlett Packard Enterprise Co 84,082
2,927 HP Inc 95,127
9,332 Intel Corp 181,321
1,227 International Business Machines Corp 313,744
1,000 Juniper Networks Inc 34,860
623 NetApp Inc 76,068
776 NXP Semiconductors NV 161,835
639 Seagate Technology Holdings PLC 61,574
1,250 Texas Instruments Inc 230,763
TOTAL INFORMATION TECHNOLOGY 1,517,710
MATERIALS - 3.2%
244 Avery Dennison Corp 45,318
922 Ball Corp 51,356
777 International Flavors & Fragrances Inc 67,669
1,011 International Paper Co 56,242
3,486 Newmont Corp 148,922
708 PPG Industries Inc 81,689
446 Steel Dynamics Inc 57,177
TOTAL MATERIALS 508,373

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
REAL ESTATE - 6.4%
1,165 American Tower Corp $ 215,467
455 BXP Inc 33,279
251 Equinix Inc 229,328
891 Iron Mountain Inc 90,499
479 Public Storage 142,972
327 SBA Communications Corp 64,602
1,671 Welltower Inc 228,058
TOTAL REAL ESTATE 1,004,205
UTILITIES - 3.4%
472 Atmos Energy Corp 67,265
1,055 Consolidated Edison Inc 98,896
790 Essential Utilities Inc 28,029
1,086 Eversource Energy 62,640
3,051 Exelon Corp 122,040
1,924 Sempra 159,557
TOTAL UTILITIES 538,427
TOTAL COMMON STOCKS
(Cost $14,828,479) 15,720,787
TOTAL LONG-TERM INVESTMENTS
(Cost $14,828,479) 15,720,787
OTHER ASSETS & LIABILITIES, NET - 0.2% 33,228
NET ASSETS - 100% $ 15,754,015
NUDV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 15,720,787 $ – $ – $ 15,720,787
Total $ 15,720,787 $ – $ – $ 15,720,787
a

Portfolio of Investments January 31, 2025
NUEM
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.1%
COMMON STOCKS - 100.1%
BRAZIL - 4.1%
1,141,374 B3 SA - Brasil Bolsa Balcao $ 2,186,420
645,011 Banco do Brasil SA 3,056,390
53,400 Engie Brasil Energia SA 336,407
515,058 Gerdau SA 1,518,326
426,300 Itau Unibanco Holding SA 2,467,380
16,250 Klabin SA 62,424
101,472 Raia Drogasil SA 366,352
234,063 Rumo SA 737,269
111,100 TOTVS SA 647,790
271,472 Ultrapar Participacoes SA 768,663
TOTAL BRAZIL 12,147,421
CHILE - 0.5%
31,486 Cencosud SA 80,173
145,796 Empresas Copec SA 974,433
13,129 Sociedad Quimica y Minera de Chile SA, Class B 518,172
TOTAL CHILE 1,572,778
CHINA - 28.8%
7,156,831 Agricultural Bank of China Ltd 3,931,315
1,191,264 Agricultural Bank of China Ltd, Class A 842,991
107,600 Aier Eye Hospital Group Co Ltd, Class A 181,945
437,890 (a) Alibaba Health Information Technology Ltd 202,883
24,800 Autohome Inc , ADR 694,896
34,642 (a) BeiGene Ltd 614,447
31,000 Beijing Tong Ren Tang Co Ltd, Class A 157,172
87,122 (a) Bilibili Inc 1,494,970
142,248 BYD Co Ltd 4,984,047
4,220 BYD Co Ltd, Class A 158,862
8,178,528 China Construction Bank Corp 6,644,345
185,698 China Construction Bank Corp, Class A 217,486
88,600 China Jushi Co Ltd, Class A 137,302
905,910 China Merchants Bank Co Ltd 4,958,810
46,638 China Merchants Bank Co Ltd, Class A 259,995
771,300 China Minsheng Banking Corp Ltd, Class A 438,972
205,832 (a) China Ruyi Holdings Ltd 65,779
24,883 China Tourism Group Duty Free Corp Ltd, Class A 207,137
545,900 China Yangtze Power Co Ltd, Class A 2,163,596
53,000 Chongqing Zhifei Biological Products Co Ltd, Class A 175,097
746,915 Chow Tai Fook Jewellery Group Ltd 671,990
257,372 CITIC Securities Co Ltd 696,975
270,700 CITIC Securities Co Ltd, Class A 999,746
64,361 Contemporary Amperex Technology Co Ltd, Class A 2,268,408
495,832 COSCO SHIPPING Energy Transportation Co Ltd 453,094
78,400 COSCO SHIPPING Energy Transportation Co Ltd, Class A 131,710
297,202 ENN Energy Holdings Ltd 2,004,462
142,551 Great Wall Motor Co Ltd 231,621
46,300 Great Wall Motor Co Ltd, Class A 157,978
125,547 Haier Smart Home Co Ltd 414,107
15,129 Huatai Securities Co Ltd, Class A 35,251
7,869,783 Industrial & Commercial Bank of China Ltd 5,343,081
761,480 Industrial & Commercial Bank of China Ltd, Class A 712,210
466,504 Industrial Bank Co Ltd, Class A 1,299,363
25,285 (a),(b) Innovent Biologics Inc 107,253
226,420 JD.com Inc , Class A 4,559,436
142,400 Jiangsu Hengrui Pharmaceuticals Co Ltd, Class A 871,960
99,930 (a) Kanzhun Ltd, ADR 1,439,991
2,500 KE Holdings Inc , ADR 43,575
286,089 Kingsoft Corp Ltd 1,435,659
647,616 (a),(b) Kuaishou Technology 3,499,234

SHARES DESCRIPTION VALUE
CHINA (continued)
33,900 Kuang -Chi Technologies Co Ltd, Class A $ 188,984
3,026,832 Lenovo Group Ltd 3,608,921
52,111 (a) Li Auto Inc , Class A 614,636
345,805 (a),(b) Meituan , Class B 6,577,378
239,395 NetEase Inc 4,946,686
755,521 (b) Nongfu Spring Co Ltd 3,544,111
85,416 (b) Postal Savings Bank of China Co Ltd 50,866
596,100 Postal Savings Bank of China Co Ltd, Class A 442,264
107,872 SF Holding Co Ltd, Class A 581,537
10,948 Shanghai M&G Stationery Inc , Class A 42,640
30,600 Shenzhen Inovance Technology Co Ltd, Class A 252,587
4,900 Shenzhen Mindray Bio-Medical Electronics Co Ltd, Class A 156,170
267,229 Sunny Optical Technology Group Co Ltd 2,378,501
107,700 Tencent Music Entertainment Group, ADR 1,290,246
71,779 Vipshop Holdings Ltd, ADR 1,031,464
328,504 Weichai Power Co Ltd 569,178
152,800 Weichai Power Co Ltd, Class A 301,753
50,100 Western Mining Co Ltd, Class A 119,757
258,834 (a),(b) Wuxi Biologics Cayman Inc 611,905
13,440 Zhangzhou Pientzehuang Pharmaceutical Co Ltd, Class A 373,260
TOTAL CHINA 83,591,995
COLOMBIA - 0.1%
78,225 Interconexion Electrica SA ESP 345,121
TOTAL COLOMBIA 345,121
EGYPT - 0.1%
240,141 Commercial International Bank - Egypt (CIB) 364,299
TOTAL EGYPT 364,299
GREECE - 0.6%
460 (a),(c) FF Group 5
22,676 Hellenic Telecommunications Organization SA 344,165
40,189 Metlen Energy & Metals SA 1,452,227
TOTAL GREECE 1,796,397
HONG KONG - 0.1%
747,365 Sino Biopharmaceutical Ltd 270,492
TOTAL HONG KONG 270,492
HUNGARY - 0.3%
33,716 Richter Gedeon Nyrt 875,312
TOTAL HUNGARY 875,312
INDIA - 19.1%
12,355 ABB India Ltd 837,964
20,553 APL Apollo Tubes Ltd 358,198
74,634 Asian Paints Ltd 1,982,514
225,136 Axis Bank Ltd 2,563,106
892,016 Bharat Electronics Ltd 3,013,851
185,600 Bharti Airtel Ltd 3,484,811
12,184 Cipla Ltd/India 208,102
48,856 Eicher Motors Ltd 2,929,851
780,475 (a) GMR Airports Ltd 654,809
6,742 Havells India Ltd 121,909
200,990 HCL Technologies Ltd 4,003,847
224,602 HDFC Bank Ltd 4,404,978
18,648 Hero MotoCorp Ltd 934,195
110,582 Hindustan Unilever Ltd 3,151,889
16,910 (b) ICICI Prudential Life Insurance Co Ltd 120,261
5,276 Indian Hotels Co Ltd/The 46,580
26,742 Info Edge India Ltd 2,384,624
254,413 Infosys Ltd 5,521,430
128,474 Kotak Mahindra Bank Ltd 2,820,113
112,015 (b) Macrotech Developers Ltd 1,557,699
119,510 Mahindra & Mahindra Ltd 4,125,288
28,584 Phoenix Mills Ltd/The 541,806

Portfolio of Investments January 31, 2025
(continued)
NUEM

SHARES DESCRIPTION VALUE
INDIA (continued)
5,340 PI Industries Ltd $ 214,777
57,074 Pidilite Industries Ltd 1,892,248
723,893 Power Grid Corp of India Ltd 2,521,032
22,739 Supreme Industries Ltd 1,041,912
575,242 (a) Suzlon Energy Ltd 386,323
57,522 Tata Consumer Products Ltd 680,472
44,141 Trent Ltd 2,931,921
204,617 Union Bank of India Ltd 272,827
TOTAL INDIA 55,709,337
INDONESIA - 1.1%
1,939,432 (a) Amman Mineral Internasional PT 895,351
84,811,764 (a) GoTo Gojek Tokopedia Tbk PT 421,457
10,507,234 Telkom Indonesia Persero Tbk PT 1,714,677
2,902,288 Unilever Indonesia Tbk PT 290,229
TOTAL INDONESIA 3,321,714
KOREA, REPUBLIC OF - 8.2%
20,758 (a) Coway Co Ltd 1,104,331
17,153 Doosan Bobcat Inc 567,241
3,645 HD Hyundai Electric Co Ltd 1,028,527
116,541 Kakao Corp 3,075,944
33,620 KB Financial Group Inc 2,121,785
1,240 Korea Zinc Co Ltd 703,207
16,270 (a) LG Chem Ltd 2,659,412
2,880 (a) LG Chem Ltd 275,513
10,051 (a) LG Corp 518,114
39,928 LG Electronics Inc 2,313,791
7,646 (a) LG Energy Solution Ltd 1,852,300
5,627 (a) LS Electric Co Ltd 894,588
328 POSCO Future M Co Ltd 32,236
9,667 Samsung E&A Co Ltd 119,823
8,165 Samsung Life Insurance Co Ltd 500,689
27,975 Shinhan Financial Group Co Ltd 983,842
28,473 (a) SK Square Co Ltd 1,843,984
19,529 SK Telecom Co Ltd 744,602
7,101 (a) SKC Co Ltd 766,791
16,739 S-Oil Corp 702,738
20,159 (a) Yuhan Corp 1,798,077
TOTAL KOREA, REPUBLIC OF 24,607,535
KUWAIT - 0.4%
729,684 Mobile Telecommunications Co KSCP 1,073,830
TOTAL KUWAIT 1,073,830
MALAYSIA - 1.5%
784,559 IHH Healthcare Bhd 1,260,223
167,285 Malayan Banking Bhd 388,049
734,823 Press Metal Aluminium Holdings Bhd 806,121
1,574,036 Public Bank Bhd 1,521,951
205,152 Tenaga Nasional Bhd 625,926
TOTAL MALAYSIA 4,602,270
MEXICO - 1.8%
2,497,635 Cemex SAB de CV 1,488,290
1,424,161 Wal-Mart de Mexico SAB de CV 3,706,368
TOTAL MEXICO 5,194,658
PERU - 0.2%
3,699 Credicorp Ltd 677,287
TOTAL PERU 677,287
PHILIPPINES - 0.7%
41,930 Ayala Corp 390,761
88,720 Manila Electric Co 680,907
80,916 SM Investments Corp 1,081,227
TOTAL PHILIPPINES 2,152,895

SHARES DESCRIPTION VALUE
POLAND - 0.9%
82,107 (a),(b) Allegro.eu SA $ 607,604
13,303 CD Projekt SA 692,603
155 LPP SA 629,228
42,995 Powszechna Kasa Oszczednosci Bank Polski SA 709,611
TOTAL POLAND 2,639,046
QATAR - 0.7%
299,821 Ooredoo QPSC 1,063,908
223,491 Qatar Fuel QSC 940,982
TOTAL QATAR 2,004,890
SAUDI ARABIA - 4.3%
155,704 Al Rajhi Bank 4,109,818
15,412 Dr Sulaiman Al Habib Medical Services Group Co 1,200,679
29,449 SABIC Agri -Nutrients Co 902,934
305,984 (a) Saudi Arabian Mining Co 3,972,971
68,657 Saudi Basic Industries Corp 1,226,443
92,244 Saudi Telecom Co 1,069,831
TOTAL SAUDI ARABIA 12,482,676
SOUTH AFRICA - 3.1%
9,117 Anglo American Platinum Ltd 320,814
21,604 Bidvest Group Ltd 295,108
2,582 Capitec Bank Holdings Ltd 411,104
818,984 FirstRand Ltd 3,343,929
81,288 Gold Fields Ltd 1,407,758
13,429 Naspers Ltd 2,839,446
45,689 Sanlam Ltd 199,226
26,971 Standard Bank Group Ltd 314,797
TOTAL SOUTH AFRICA 9,132,182
TAIWAN - 20.6%
1,091,898 Acer Inc 1,241,096
123,000 Asia Vital Components Co Ltd 2,176,027
1,414,010 Cathay Financial Holding Co Ltd 2,886,087
268,098 Chunghwa Telecom Co Ltd 1,019,867
3,866,652 CTBC Financial Holding Co Ltd 4,619,472
53,000 First Financial Holding Co Ltd 44,939
1,614,272 Fubon Financial Holding Co Ltd 4,577,258
5,000 Hotai Motor Co Ltd 93,345
48,000 International Games System Co Ltd 1,387,436
1,040,124 Taiwan Semiconductor Manufacturing Co Ltd 36,071,277
131,000 Uni -President Enterprises Corp 313,811
3,018,000 United Microelectronics Corp 3,707,028
8,000 Voltronic Power Technology Corp 465,656
1,563,000 Yuanta Financial Holding Co Ltd 1,652,402
TOTAL TAIWAN 60,255,701
THAILAND - 1.1%
1,651,248 Airports of Thailand PCL 2,709,175
117,200 Bangkok Dusit Medical Services PCL 81,788
701,900 (b) Central Retail Corp PCL 693,042
375,404 PTT Oil & Retail Business PCL 129,315
80,910 Thai Oil PCL 62,470
TOTAL THAILAND 3,675,790
TURKEY - 0.7%
60,497 (a) Turk Hava Yollari AO 534,879
355,644 Turkiye Petrol Rafinerileri AS 1,400,595
100,028 Yapi ve Kredi Bankasi AS 85,705
TOTAL TURKEY 2,021,179

Portfolio of Investments January 31, 2025
(continued)
NUEM

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UNITED ARAB EMIRATES - 1.1%
18,327 Abu Dhabi Commercial Bank PJSC $ 59,775
76,696 Abu Dhabi Islamic Bank PJSC 325,740
1,440,878 Aldar Properties PJSC 3,000,971
TOTAL UNITED ARAB EMIRATES 3,386,486
TOTAL COMMON STOCKS
(Cost $258,918,374) 293,901,291
TOTAL LONG-TERM INVESTMENTS
(Cost $258,918,374) 293,901,291
OTHER ASSETS & LIABILITIES, NET - (0.1)% (224,108)
NET ASSETS - 100% $ 293,677,183
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $17,369,353 or 5.9% of Total Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
NUEM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 290,225,496 $ 3,675,790 $ 5 $ 293,901,291
Total $ 290,225,496 $ 3,675,790 $ 5 $ 293,901,291
a

Portfolio of Investments January 31, 2025
NUDM
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCK RIGHTS - 0.0%
SPAIN - 0.0%
5,485 ACS Actividades de Construccion y Servicios SA $ 2,714
305,230 Iberdrola SA 74,621
TOTAL SPAIN 77,335
TOTAL COMMON STOCK RIGHTS
(Cost $74,857) 77,335
SHARES DESCRIPTION VALUE
COMMON STOCKS - 99.5%
AUSTRALIA - 5.9%
294,286 ANZ Group Holdings Ltd 5,620,622
403,266 Brambles Ltd 4,980,425
32,731 Commonwealth Bank of Australia 3,277,979
152,709 Computershare Ltd 3,349,061
201,261 Fortescue Ltd 2,401,509
136,037 Goodman Group 3,092,888
52,225 Mineral Resources Ltd 1,139,483
52,481 Transurban Group 437,994
50,656 WiseTech Global Ltd 3,911,976
64,646 Woolworths Group Ltd 1,228,234
TOTAL AUSTRALIA 29,440,171
AUSTRIA - 0.4%
10,761 Erste Group Bank AG 664,935
19,545 Verbund AG 1,505,571
TOTAL AUSTRIA 2,170,506
BELGIUM - 0.9%
6,177 D'ieteren Group 1,042,824
16,925 KBC Group NV 1,307,973
21,307 Syensqo SA 1,694,460
TOTAL BELGIUM 4,045,257
BURKINA FASO - 0.1%
20,631 Endeavour Mining PLC 421,182
TOTAL BURKINA FASO 421,182
CHILE - 0.5%
104,252 Antofagasta PLC 2,234,527
TOTAL CHILE 2,234,527
CHINA - 1.0%
1,024,184 BOC Hong Kong Holdings Ltd 3,319,042
553,724 Wilmar International Ltd 1,274,713
TOTAL CHINA 4,593,755
DENMARK - 2.5%
1,741 DSV A/S 348,287
135,828 Novo Nordisk A/S, Class B 11,491,508
TOTAL DENMARK 11,839,795
FINLAND - 0.4%
11,601 Kone Oyj , Class B 602,994
121,921 Neste Oyj 1,550,708
TOTAL FINLAND 2,153,702
FRANCE - 9.2%
8,953 Aeroports de Paris SA 1,023,785
17,671 Alstom SA 351,142
174,636 AXA SA 6,653,578
54,603 Bouygues SA 1,738,645
105,213 Cie Generale des Etablissements Michelin SCA 3,674,990
66,071 Credit Agricole SA 999,015
104,481 Danone SA 7,329,256
21,171 Eiffage SA 1,899,767

Portfolio of Investments January 31, 2025
(continued)
NUDM

SHARES DESCRIPTION VALUE
FRANCE (continued)
28,654 EssilorLuxottica SA $ 7,914,515
12,051 Eurazeo SE 997,830
341 Hermes International SCA 965,626
21,536 Kering SA 5,674,203
171,221 Orange SA 1,846,684
22,662 Publicis Groupe SA 2,425,337
32,796 Rexel SA 872,105
871 Sodexo SA 64,468
TOTAL FRANCE 44,430,946
GERMANY - 9.5%
18,034 Allianz SE 5,894,162
78,355 Bayerische Motoren Werke AG 6,402,311
16,452 Bayerische Motoren Werke AG 1,257,908
15,586 (a) Covestro AG 960,808
514 (b) Covestro AG 30,457
78,070 Deutsche Bank AG 1,537,134
33,469 Infineon Technologies AG 1,115,285
31,541 Merck KGaA 4,800,252
15,588 MTU Aero Engines AG 5,358,856
44,240 SAP SE 12,348,293
241 Sartorius AG 70,149
32,976 Siemens AG 7,111,462
TOTAL GERMANY 46,887,077
HONG KONG - 1.7%
508,275 AIA Group Ltd 3,538,929
1,064,124 HKT Trust & HKT Ltd 1,308,371
436,469 MTR Corp Ltd 1,364,036
1,089,842 Sino Land Co Ltd 1,044,858
114,560 Swire Pacific Ltd 990,983
TOTAL HONG KONG 8,247,177
IRELAND - 0.9%
36,976 AerCap Holdings NV 3,534,906
65,675 AIB Group PLC 388,813
2,682 Kerry Group PLC, Class A 276,439
TOTAL IRELAND 4,200,158
ISRAEL - 0.8%
279,430 Bank Hapoalim BM 3,595,408
10,979 (a) Global-e Online Ltd 657,532
TOTAL ISRAEL 4,252,940
ITALY - 3.1%
2,423 Coca-Cola HBC AG 84,600
215,929 Generali 6,875,519
1,869,363 Intesa Sanpaolo SpA 8,148,281
11,636 Mediobanca Banca di Credito Finanziario SpA 191,484
TOTAL ITALY 15,299,884
JAPAN - 22.8%
115,997 Ajinomoto Co Inc 4,678,084
14,600 Asics Corp 328,677
313,023 Astellas Pharma Inc 3,061,501
115,600 Bridgestone Corp 4,172,350
108,930 Dai Nippon Printing Co Ltd 1,616,540
172,478 Daiichi Sankyo Co Ltd 4,763,890
3,885 Fast Retailing Co Ltd 1,280,281
27,608 (a) Hoya Corp 3,739,605
51,517 KDDI Corp 1,725,329
180,200 Kikkoman Corp 1,896,842
134,711 Komatsu Ltd 4,120,060
390,000 Mitsubishi Chemical Group Corp 2,001,001
379,835 Mitsubishi Electric Corp 6,307,689
212,500 Mitsubishi Estate Co Ltd 3,112,367
329,963 Mizuho Financial Group Inc 9,177,595

SHARES DESCRIPTION VALUE
JAPAN (continued)
170,900 Obayashi Corp $ 2,307,178
115,165 Oriental Land Co Ltd/Japan 2,603,763
674,164 Panasonic Holdings Corp 6,952,792
50,300 (a) Rakuten Group Inc 319,179
54,100 Recruit Holdings Co Ltd 3,818,618
151,500 Ricoh Co Ltd 1,747,851
2,700 Secom Co Ltd 91,244
31,600 Sekisui House Ltd 731,177
83,100 SG Holdings Co Ltd 785,653
4,973,020 SoftBank Corp 6,429,439
126,505 SoftBank Group Corp 7,688,334
62,900 Sompo Holdings Inc 1,767,780
493,685 Sony Group Corp 10,967,235
41,771 Sumitomo Metal Mining Co Ltd 967,868
208,530 Tokio Marine Holdings Inc 6,948,756
12,800 Tokyo Electron Ltd 2,166,122
265,600 Yamaha Motor Co Ltd 2,236,632
TOTAL JAPAN 110,511,432
NETHERLANDS - 3.4%
1,104 (a) Argenx SE 737,951
17,310 ASML Holding NV 13,004,769
18,064 Prosus NV 694,430
83,307 Universal Music Group NV 2,333,064
TOTAL NETHERLANDS 16,770,214
NEW ZEALAND - 0.2%
171,456 Infratil Ltd 1,086,612
TOTAL NEW ZEALAND 1,086,612
NORWAY - 1.8%
164,550 DNB Bank ASA 3,505,152
68,919 Mowi ASA 1,385,769
404,493 Norsk Hydro ASA 2,395,956
71,848 Orkla ASA 669,261
77,471 Telenor ASA 948,479
TOTAL NORWAY 8,904,617
PORTUGAL - 0.3%
464,855 EDP SA 1,467,124
TOTAL PORTUGAL 1,467,124
SINGAPORE - 1.1%
60,200 CapitaLand Ascendas REIT 115,043
147,200 CapitaLand Investment Ltd/Singapore 267,182
607,990 (a) Grab Holdings Ltd 2,784,594
419,951 Keppel Ltd 2,100,840
TOTAL SINGAPORE 5,267,659
SPAIN - 2.9%
5,629 ACS Actividades de Construccion y Servicios SA 288,370
91,199 Amadeus IT Group SA 6,731,253
313,314 Iberdrola SA 4,442,646
48,033 Industria de Diseno Textil SA 2,632,465
TOTAL SPAIN 14,094,734
SWEDEN - 2.9%
78,801 Boliden AB 2,375,569
89,380 H & M Hennes & Mauritz AB 1,197,730
298,001 Nibe Industrier AB 1,201,505
420,196 Svenska Handelsbanken AB 4,665,742
227,003 Swedbank AB 4,957,002
TOTAL SWEDEN 14,397,548
SWITZERLAND - 7.3%
141,847 ABB Ltd 7,802,718
6,107 Adecco Group AG 146,748
8,551 Banque Cantonale Vaudoise 866,353

Portfolio of Investments January 31, 2025
(continued)
NUDM

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
SHARES DESCRIPTION VALUE
SWITZERLAND (continued)
1,022 Barry Callebaut AG $ 1,127,740
10,109 Clariant AG 114,444
1,613 Givaudan SA 7,082,243
39,540 Logitech International SA 3,983,392
3,554 Lonza Group AG 2,277,879
18,859 SGS SA 1,838,444
73,811 SIG Group AG 1,615,949
2,504 Sika AG 643,338
1,463 Temenos AG 125,589
239,001 UBS Group AG 8,511,968
TOTAL SWITZERLAND 36,136,805
UNITED ARAB EMIRATES - –%
3,701 (a),(c) NMC Health PLC –
TOTAL UNITED ARAB EMIRATES –
UNITED KINGDOM - 14.3%
166,410 3i Group PLC 8,072,374
23,601 Associated British Foods PLC 557,767
211,280 Barclays PLC 779,699
96,198 Bunzl PLC 4,121,405
21,085 (a) Coca-Cola Europacific Partners PLC 1,656,227
50,690 Compass Group PLC 1,757,900
38,166 Croda International PLC 1,585,824
28,495 DCC PLC 1,982,753
10,117,938 Lloyds Banking Group PLC 7,837,379
496,200 National Grid PLC 6,040,964
102,930 Reckitt Benckiser Group PLC 6,816,810
133,951 RELX PLC 6,699,214
99,316 Smiths Group PLC 2,549,538
230,875 Standard Chartered PLC 3,132,648
1,550,522 Tesco PLC 7,170,779
163,251 Unilever PLC 9,395,858
7,777 WPP PLC 74,736
TOTAL UNITED KINGDOM 70,231,875
UNITED STATES - 5.6%
32,984 CSL Ltd 5,769,490
113,176 Novartis AG 11,912,738
37,940 Schneider Electric SE 9,676,781
TOTAL UNITED STATES 27,359,009
TOTAL COMMON STOCKS
(Cost $418,784,605) 486,444,706
TOTAL LONG-TERM INVESTMENTS
(Cost $418,859,462) 486,522,041
OTHER ASSETS & LIABILITIES, NET - 0.5% 2,226,800
NET ASSETS - 100% $ 488,748,841
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $30,457 or 0.0% of Total Investments.

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NUDM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stock Rights $ 2,714 $ 74,621 $ – $ 77,335
Common Stocks 486,444,706 – –* 486,444,706
Total $ 486,447,420 $ 74,621 $ – $ 486,522,041
a
* Refer to the Fund’s Portfolio of Investments for securities classified as Level 3. Value equals zero as of the end of the reporting period.

Portfolio of Investments January 31, 2025
NULC
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 9.2%
6,543 Alphabet Inc , Class A $ 1,334,903
3,984 Alphabet Inc , Class C 819,110
14,533 AT&T Inc 344,868
4,285 Comcast Corp, Class A 144,233
905 (a) Live Nation Entertainment Inc 130,935
1,297 Verizon Communications Inc 51,089
5,461 Walt Disney Co/The 617,421
TOTAL COMMUNICATION SERVICES 3,442,559
CONSUMER DISCRETIONARY - 8.5%
1,912 (a) Aptiv PLC 119,347
69 Booking Holdings Inc 326,892
748 (a) Carvana Co 185,115
3,606 (a) Chipotle Mexican Grill Inc 210,410
692 (a) Deckers Outdoor Corp 122,733
796 (a) DoorDash Inc , Class A 150,309
1,112 (a) Garmin Ltd 240,025
4,921 General Motors Co 243,393
191 Home Depot Inc /The 78,688
653 Lowe's Cos Inc 169,806
794 McDonald's Corp 229,228
279 (a) MercadoLibre Inc 536,291
5,424 (a) Rivian Automotive Inc , Class A 68,125
4,045 TJX Cos Inc /The 504,775
TOTAL CONSUMER DISCRETIONARY 3,185,137
CONSUMER STAPLES - 5.5%
10,495 Coca-Cola Co/The 666,222
3,515 Kroger Co/The 216,665
1,736 PepsiCo Inc 261,598
3,482 Procter & Gamble Co/The 577,977
2,492 Target Corp 343,672
TOTAL CONSUMER STAPLES 2,066,134
ENERGY - 3.2%
7,182 Baker Hughes Co 331,665
1,636 Cheniere Energy Inc 365,891
1,100 Halliburton Co 28,622
1,171 HF Sinclair Corp 42,250
4,224 ONEOK Inc 410,446
TOTAL ENERGY 1,178,874
FINANCIALS - 17.1%
3,844 Aflac Inc 412,769
352 American Express Co 111,742
1,228 Arch Capital Group Ltd 114,290
4,814 Bank of America Corp 222,888
709 Cboe Global Markets Inc 144,870
5,497 Citigroup Inc 447,621
147 Goldman Sachs Group Inc /The 94,139
150 LPL Financial Holdings Inc 55,033
2,454 Marsh & McLennan Cos Inc 532,224
1,507 Mastercard Inc , Class A 837,033
697 Moody's Corp 348,110
4,431 Morgan Stanley 613,383
590 PNC Financial Services Group Inc /The 118,560
1,162 S&P Global Inc 605,878
713 Travelers Cos Inc /The 174,813
2,572 Truist Financial Corp 122,479
10,352 US Bancorp 494,619
2,701 Visa Inc , Class A 923,202

SHARES DESCRIPTION VALUE
FINANCIALS (continued)
26 Willis Towers Watson PLC $ 8,569
TOTAL FINANCIALS 6,382,222
HEALTH CARE - 10.4%
347 (a) Alnylam Pharmaceuticals Inc 94,145
271 Amgen Inc 77,349
2,435 Danaher Corp 542,372
1,919 (a) Dexcom Inc 166,627
4,330 (a) Edwards Lifesciences Corp 313,708
1,169 Eli Lilly & Co 948,153
1,333 HCA Healthcare Inc 439,770
45 (a) IDEXX Laboratories Inc 18,992
674 McKesson Corp 400,861
1,112 (a) Veeva Systems Inc , Class A 259,385
833 (a) Vertex Pharmaceuticals Inc 384,579
143 West Pharmaceutical Services Inc 48,842
1,219 Zoetis Inc 208,327
TOTAL HEALTH CARE 3,903,110
INDUSTRIALS - 10.0%
3,965 3M Co 603,473
1,197 Automatic Data Processing Inc 362,703
519 (a) Axon Enterprise Inc 338,481
5,875 Carrier Global Corp 384,108
314 Caterpillar Inc 116,632
20 Cintas Corp 4,011
4,944 (a) Copart Inc 286,406
991 Cummins Inc 353,044
1,573 Eaton Corp PLC 513,490
1,238 Ferguson Enterprises Inc 224,227
205 Jacobs Solutions Inc 28,727
239 Old Dominion Freight Line Inc 44,361
180 TransUnion 17,865
66 Union Pacific Corp 16,354
3,048 United Parcel Service Inc , Class B 348,173
123 United Rentals Inc 93,241
TOTAL INDUSTRIALS 3,735,296
INFORMATION TECHNOLOGY - 29.7%
336 (a) Adobe Inc 146,983
3,900 (a) Advanced Micro Devices Inc 452,205
884 (a) Akamai Technologies Inc 88,312
1,982 Applied Materials Inc 357,454
36 (a) Atlassian Corp PLC, Class A 11,044
1,734 (a) Cadence Design Systems Inc 516,073
418 (a) F5 Inc 124,255
734 (a) First Solar Inc 122,960
16 (a) Gartner Inc 8,685
9,391 Hewlett Packard Enterprise Co 198,995
6,969 HP Inc 226,493
12,656 Intel Corp 245,906
2,915 International Business Machines Corp 745,366
426 Juniper Networks Inc 14,850
1,255 (a) Keysight Technologies Inc 223,829
6,221 Microsoft Corp 2,582,088
1,077 Motorola Solutions Inc 505,382
1,481 NetApp Inc 180,830
20,990 NVIDIA Corp 2,520,269
343 (a) Palo Alto Networks Inc 63,256
1,607 Salesforce Inc 549,112
1,522 Seagate Technology Holdings PLC 146,660
958 (a) Synopsys Inc 503,410
1,453 Texas Instruments Inc 268,238
1,766 (a) Trimble Inc 132,380

Portfolio of Investments January 31, 2025
(continued)
NULC

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY (continued)
2,500 (a) Western Digital Corp $ 162,825
TOTAL INFORMATION TECHNOLOGY 11,097,860
MATERIALS - 2.0%
1,852 Ecolab Inc 463,352
2,297 Mosaic Co/The 64,063
1,447 Newmont Corp 61,816
491 Steel Dynamics Inc 62,946
370 Vulcan Materials Co 101,436
TOTAL MATERIALS 753,613
REAL ESTATE - 2.1%
169 Equinix Inc 154,408
1,453 Iron Mountain Inc 147,581
3,587 Welltower Inc 489,554
TOTAL REAL ESTATE 791,543
UTILITIES - 2.1%
490 American Water Works Co Inc 61,074
2,500 Consolidated Edison Inc 234,350
2,743 Exelon Corp 109,720
4,568 Sempra 378,824
TOTAL UTILITIES 783,968
TOTAL COMMON STOCKS
(Cost $29,149,087) 37,320,316
TOTAL LONG-TERM INVESTMENTS
(Cost $29,149,087) 37,320,316
OTHER ASSETS & LIABILITIES, NET - 0.2% 66,140
NET ASSETS - 100% $ 37,386,456
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

NULC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 37,320,316 $ – $ – $ 37,320,316
Total $ 37,320,316 $ – $ – $ 37,320,316
a

Portfolio of Investments January 31, 2025
NULG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 11.7%
374,712 Alphabet Inc , Class A $ 76,448,742
382,224 Alphabet Inc , Class C 78,585,254
71,689 (a) Live Nation Entertainment Inc 10,371,965
1,300,011 (a) Warner Bros Discovery Inc 13,572,115
TOTAL COMMUNICATION SERVICES 178,978,076
CONSUMER DISCRETIONARY - 11.5%
130,695 (a) Airbnb Inc , Class A 17,143,263
3,050 (a) AutoZone Inc 10,218,141
5,828 Booking Holdings Inc 27,610,500
13,618 (a) Burlington Stores Inc 3,866,559
36,051 (a) Carvana Co 8,921,901
253,787 (a) Chipotle Mexican Grill Inc 14,808,471
82,832 (a) Deckers Outdoor Corp 14,691,084
91,308 (a) DoorDash Inc , Class A 17,241,690
46,251 (a) Expedia Group Inc 7,906,608
25,954 Hyatt Hotels Corp 4,106,701
16,678 (a) Lululemon Athletica Inc 6,908,028
9,535 (a) MercadoLibre Inc 18,328,082
8,234 (a) O'Reilly Automotive Inc 10,658,254
54,312 Royal Caribbean Cruises Ltd 14,479,579
TOTAL CONSUMER DISCRETIONARY 176,888,861
CONSUMER STAPLES - 2.9%
45,012 Costco Wholesale Corp 44,106,359
TOTAL CONSUMER STAPLES 44,106,359
FINANCIALS - 9.6%
7,594 FactSet Research Systems Inc 3,602,670
7,109 MarketAxess Holdings Inc 1,568,459
82,747 Mastercard Inc , Class A 45,960,166
46,664 Moody's Corp 23,305,868
41,683 S&P Global Inc 21,733,933
149,119 Visa Inc , Class A 50,968,874
TOTAL FINANCIALS 147,139,970
HEALTH CARE - 7.9%
57,769 Agilent Technologies Inc 8,753,159
120,475 (a) Edwards Lifesciences Corp 8,728,414
62,217 Eli Lilly & Co 50,462,964
90,298 (a) Exact Sciences Corp 5,061,203
30,481 (a) IDEXX Laboratories Inc 12,864,506
17,642 (a) Insulet Corp 4,911,180
5,475 (a) Mettler -Toledo International Inc 7,470,309
9,975 (a) Veeva Systems Inc , Class A 2,326,768
7,912 (a) Vertex Pharmaceuticals Inc 3,652,812
20,342 West Pharmaceutical Services Inc 6,947,810
61,203 Zoetis Inc 10,459,593
TOTAL HEALTH CARE 121,638,718
INDUSTRIALS - 11.4%
26,638 (a) Axon Enterprise Inc 17,372,771
74,981 Cintas Corp 15,038,939
341,332 (a) Copart Inc 19,773,363
60,695 Eaton Corp PLC 19,813,276
108,160 Howmet Aerospace Inc 13,690,893
81,153 Ingersoll Rand Inc 7,612,151
7,585 Lennox International Inc 4,493,505
57,126 Old Dominion Freight Line Inc 10,603,157
11,815 Otis Worldwide Corp 1,127,387
68,044 Quanta Services Inc 20,931,015
31,693 Trane Technologies PLC 11,496,636
38,812 TransUnion 3,852,091

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
SHARES DESCRIPTION VALUE
INDUSTRIALS (continued)
91,895 Veralto Corp $ 9,501,024
18,728 WW Grainger Inc 19,901,684
TOTAL INDUSTRIALS 175,207,892
INFORMATION TECHNOLOGY - 43.1%
49,265 (a) Adobe Inc 21,550,974
232,642 (a) Advanced Micro Devices Inc 26,974,840
8,712 (a) ANSYS Inc 3,053,556
38,581 (a) Atlassian Corp PLC, Class A 11,835,879
74,625 (a) Autodesk Inc 23,233,747
47,399 (a) Cadence Design Systems Inc 14,106,890
36,474 (a) Dayforce Inc 2,580,171
52,098 (a) Dynatrace Inc 3,008,660
39,724 (a) Gartner Inc 21,563,379
7,295 (a) HubSpot Inc 5,686,671
26,391 Intuit Inc 15,874,450
337,987 Lam Research Corp 27,393,846
433,994 Microsoft Corp 180,133,550
48,793 Motorola Solutions Inc 22,896,115
86,635 (a) Nutanix Inc , Class A 5,957,456
1,532,468 NVIDIA Corp 184,003,433
74,610 (a) Palo Alto Networks Inc 13,759,576
66,997 (a) PTC Inc 12,962,580
18,782 (a) ServiceNow Inc 19,127,213
36,224 (a) Synopsys Inc 19,034,988
60,816 (a) Workday Inc , Class A 15,937,441
47,568 (a) Zscaler Inc 9,636,801
TOTAL INFORMATION TECHNOLOGY 660,312,216
MATERIALS - 0.8%
51,523 Ecolab Inc 12,890,539
TOTAL MATERIALS 12,890,539
REAL ESTATE - 0.4%
42,059 (a) CBRE Group Inc , Class A 6,087,620
TOTAL REAL ESTATE 6,087,620
TOTAL COMMON STOCKS
(Cost $1,254,747,413) 1,523,250,251
TOTAL LONG-TERM INVESTMENTS
(Cost $1,254,747,413) 1,523,250,251
OTHER ASSETS & LIABILITIES, NET - 0.7% 10,032,603
NET ASSETS - 100% $ 1,533,282,854
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-mini Nasdaq-100 14 3/25 $ 6,064,480 $ 6,044,990 $ (19,490)
Total $6,064,480 $6,044,990 $(19,490)

Portfolio of Investments January 31, 2025
(continued)
NULG

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NULG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,523,250,251 $ – $ – $ 1,523,250,251
Investments in Derivatives:
Futures Contracts (19,490) – – (19,490)
Total $ 1,523,230,761 $ – $ – $ 1,523,230,761
a

Portfolio of Investments January 31, 2025
NULV
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 4.9%
51,917 Electronic Arts Inc $ 6,381,119
79,457 Fox Corp, Class B 3,861,610
130,903 Interpublic Group of Cos Inc /The 3,752,989
797,751 Verizon Communications Inc 31,423,412
328,088 Walt Disney Co/The 37,093,629
TOTAL COMMUNICATION SERVICES 82,512,759
CONSUMER DISCRETIONARY - 5.8%
53,630 Home Depot Inc /The 22,094,487
115,838 Lowe's Cos Inc 30,122,514
119,112 McDonald's Corp 34,387,634
62,052 PulteGroup Inc 7,060,277
284,930 (a),(b) Rivian Automotive Inc , Class A 3,578,721
TOTAL CONSUMER DISCRETIONARY 97,243,633
CONSUMER STAPLES - 10.2%
320,434 Archer-Daniels-Midland Co 16,415,834
94,671 Bunge Global SA 7,207,303
162,858 Church & Dwight Co Inc 17,184,776
610,744 Coca-Cola Co/The 38,770,029
116,793 Hormel Foods Corp 3,501,454
938,443 Kenvue Inc 19,979,452
351,610 Keurig Dr Pepper Inc 11,286,681
2,738 Kimberly-Clark Corp 355,858
402,255 Kroger Co/The 24,794,998
196,590 PepsiCo Inc 29,624,147
4,178 Sysco Corp 304,660
18,241 Target Corp 2,515,616
TOTAL CONSUMER STAPLES 171,940,808
ENERGY - 4.0%
559,624 Baker Hughes Co 25,843,436
591,444 Halliburton Co 15,389,373
108,444 HF Sinclair Corp 3,912,659
235,522 ONEOK Inc 22,885,673
TOTAL ENERGY 68,031,141
FINANCIALS - 23.8%
69,152 Aflac Inc 7,425,542
83,044 American Express Co 26,362,318
1,117 Arthur J Gallagher & Co 337,133
729,725 Bank of America Corp 33,786,267
322,266 Bank of New York Mellon Corp/The 27,692,317
70,155 Cboe Global Markets Inc 14,334,771
435,622 Citigroup Inc 35,472,699
160,294 Fidelity National Information Services Inc 13,059,152
138,141 (b) Fiserv Inc 29,843,982
29,065 Goldman Sachs Group Inc /The 18,613,226
126,721 Marsh & McLennan Cos Inc 27,483,250
91,560 MetLife Inc 7,920,856
196,708 Morgan Stanley 27,230,288
128,065 PNC Financial Services Group Inc /The 25,734,662
98,387 Progressive Corp/The 24,246,492
10,918 Prudential Financial Inc 1,318,458
518,442 Regions Financial Corp 12,774,411
55,532 S&P Global Inc 28,954,940
97,522 Travelers Cos Inc /The 23,910,444
60,485 Truist Financial Corp 2,880,296
36,525 Willis Towers Watson PLC 12,037,362
TOTAL FINANCIALS 401,418,866

Portfolio of Investments January 31, 2025
(continued)
NULV

SHARES DESCRIPTION VALUE
HEALTH CARE - 14.9%
98,882 Agilent Technologies Inc $ 14,982,601
91,292 Amgen Inc 26,056,563
155,125 Bristol-Myers Squibb Co 9,144,619
107,302 Cardinal Health Inc 13,268,965
54,242 Cencora Inc 13,788,859
78,099 Cigna Group/The 22,977,507
116,183 Danaher Corp 25,878,601
119,903 Gilead Sciences Inc 11,654,572
49,007 HCA Healthcare Inc 16,167,899
2,846 (b) Hologic Inc 205,310
32,142 McKesson Corp 19,116,455
324,976 Merck & Co Inc 32,114,128
70,500 Pfizer Inc 1,869,660
2,990 (b) Regeneron Pharmaceuticals Inc 2,012,210
98,040 (b) Solventum Corp 7,260,842
1,251 STERIS PLC 276,033
66,713 Stryker Corp 26,104,130
23,682 West Pharmaceutical Services Inc 8,088,587
TOTAL HEALTH CARE 250,967,541
INDUSTRIALS - 13.7%
174,901 3M Co 26,619,932
76,791 Automatic Data Processing Inc 23,268,441
39,946 Broadridge Financial Solutions Inc 9,515,936
47,342 Caterpillar Inc 17,584,712
24,134 CNH Industrial NV 310,846
71,787 Deere & Co 34,210,813
65,046 FedEx Corp 17,228,734
106,360 Ferguson Enterprises Inc 19,263,923
234,103 Fortive Corp 19,039,597
116,482 Ingersoll Rand Inc 10,926,012
83,053 Jacobs Solutions Inc 11,638,217
127,380 Johnson Controls International plc 9,935,640
24,970 Owens Corning 4,608,214
180,512 United Parcel Service Inc , Class B 20,619,886
7,121 United Rentals Inc 5,398,145
TOTAL INDUSTRIALS 230,169,048
INFORMATION TECHNOLOGY - 10.7%
68,994 Applied Materials Inc 12,443,068
19,024 (b) Aspentech Corp 5,013,775
28,961 (b) F5 Inc 8,608,947
68,179 (b) First Solar Inc 11,421,346
65,326 HP Inc 2,123,095
1,105,530 Intel Corp 21,480,448
162,288 International Business Machines Corp 41,497,042
219,748 Juniper Networks Inc 7,660,415
23,159 NXP Semiconductors NV 4,829,809
83,374 Salesforce Inc 28,488,896
161,841 Texas Instruments Inc 29,877,467
98,556 (b) Western Digital Corp 6,418,952
TOTAL INFORMATION TECHNOLOGY 179,863,260
MATERIALS - 3.2%
27,222 Ball Corp 1,516,265
85,600 Ecolab Inc 21,416,264
213,030 Mosaic Co/The 5,941,407
97,548 Newmont Corp 4,167,251
97,738 PPG Industries Inc 11,277,010
69,368 Steel Dynamics Inc 8,892,978
5,267 Vulcan Materials Co 1,443,948
TOTAL MATERIALS 54,655,123

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
SHARES DESCRIPTION VALUE
REAL ESTATE - 3.6%
95,836 American Tower Corp $ 17,724,868
6,750 (b) CBRE Group Inc , Class A 976,995
11,547 Equinix Inc 10,550,032
4,096 Iron Mountain Inc 416,031
9,981 Public Storage 2,979,129
198,782 Welltower Inc 27,129,767
TOTAL REAL ESTATE 59,776,822
UTILITIES - 5.0%
5,291 American Water Works Co Inc 659,470
47,186 Atmos Energy Corp 6,724,477
224,729 Consolidated Edison Inc 21,066,097
150,068 Eversource Energy 8,655,922
602,737 Exelon Corp 24,109,480
272,027 Sempra 22,559,199
TOTAL UTILITIES 83,774,645
TOTAL COMMON STOCKS
(Cost $1,556,700,899) 1,680,353,646
TOTAL LONG-TERM INVESTMENTS
(Cost $1,556,700,899) 1,680,353,646
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
79,598 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4.390% (d) $ 79,598
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $79,598) 79,598
TOTAL INVESTMENTS - 99.8%
(Cost $1,556,780,497 ) 1,680,433,244
OTHER ASSETS & LIABILITIES, NET - 0.2% 3,862,732
NET ASSETS - 100% $ 1,684,295,976
S&P Standard & Poor's
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $76,541.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2025
(continued)
NULV

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NULV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,680,353,646 $ – $ – $ 1,680,353,646
Investments Purchased with Collateral from Securities
Lending 79,598 – – 79,598
Total $ 1,680,433,244 $ – $ – $ 1,680,433,244
a

Portfolio of Investments January 31, 2025
NUMG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 100.0%
COMMUNICATION SERVICES - 9.9%
118,046 (a) Liberty Media Corp-Liberty Formula One, Class C $ 11,297,002
84,370 (a) Live Nation Entertainment Inc 12,206,652
45,962 (a) Take-Two Interactive Software Inc 8,526,411
1,157,560 (a) Warner Bros Discovery Inc 12,084,926
TOTAL COMMUNICATION SERVICES 44,114,991
CONSUMER DISCRETIONARY - 13.1%
36,799 (a) Burlington Stores Inc 10,448,340
51,893 (a) Carvana Co 12,842,479
69,547 (a) Deckers Outdoor Corp 12,334,856
85,435 Royal Caribbean Cruises Ltd 22,776,971
TOTAL CONSUMER DISCRETIONARY 58,402,646
ENERGY - 3.6%
81,256 Targa Resources Corp 15,991,181
TOTAL ENERGY 15,991,181
FINANCIALS - 7.0%
167,652 Equitable Holdings Inc 9,123,622
14,647 FactSet Research Systems Inc 6,948,683
24,070 MarketAxess Holdings Inc 5,310,564
237,465 (a) Toast Inc, Class A 9,717,068
TOTAL FINANCIALS 31,099,937
HEALTH CARE - 13.6%
155,662 (a) Exact Sciences Corp 8,724,855
110,200 (a) Incyte Corp 8,172,432
7,910 (a) Mettler-Toledo International Inc 10,792,720
62,595 (a) Veeva Systems Inc, Class A 14,600,910
24,118 (a) Waters Corp 10,020,547
25,269 West Pharmaceutical Services Inc 8,630,627
TOTAL HEALTH CARE 60,942,091
INDUSTRIALS - 15.9%
27,347 (a) Axon Enterprise Inc 17,835,167
17,052 Lennox International Inc 10,101,946
54,202 Quanta Services Inc 16,673,077
93,310 Veralto Corp 9,647,321
15,720 WW Grainger Inc 16,705,172
TOTAL INDUSTRIALS 70,962,683
INFORMATION TECHNOLOGY - 32.4%
23,827 (a) ANSYS Inc 8,351,364
97,745 (a) Dayforce Inc 6,914,481
118,883 (a) DocuSign Inc 11,499,553
178,576 (a) Dynatrace Inc 10,312,764
125,765 (a) Enphase Energy Inc 7,832,644
8,553 (a) Fair Isaac Corp 16,024,559
29,498 (a) Gartner Inc 16,012,399
64,993 (a) GoDaddy Inc, Class A 13,820,762
20,227 (a) HubSpot Inc 15,767,553
34,758 (a) Manhattan Associates Inc 7,250,171
140,739 (a) Nutanix Inc, Class A 9,677,917
59,007 (a) PTC Inc 11,416,674
49,527 (a) Zscaler Inc 10,033,675
TOTAL INFORMATION TECHNOLOGY 144,914,516

Portfolio of Investments January 31, 2025
(continued)
NUMG

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
REAL ESTATE - 4.5%
67,875 (a) CBRE Group Inc, Class A $ 9,824,227
73,709 Iron Mountain Inc 7,486,623
13,853 SBA Communications Corp 2,736,799
TOTAL REAL ESTATE 20,047,649
TOTAL COMMON STOCKS
(Cost $406,517,723) 446,475,694
TOTAL LONG-TERM INVESTMENTS
(Cost $406,517,723) 446,475,694
OTHER ASSETS & LIABILITIES, NET - 0.0% 208,267
NET ASSETS - 100% $ 446,683,961
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
NUMG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 446,475,694 $ – $ – $ 446,475,694
Total $ 446,475,694 $ – $ – $ 446,475,694
a

Portfolio of Investments January 31, 2025
NUMV
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 2.9%
27,302 Fox Corp, Class B $ 1,326,877
142,358 Interpublic Group of Cos Inc/The 4,081,404
28,452 (a) Take-Two Interactive Software Inc 5,278,131
TOTAL COMMUNICATION SERVICES 10,686,412
CONSUMER DISCRETIONARY - 7.3%
32,018 (a) CarMax Inc 2,742,021
47,749 Genuine Parts Co 5,550,821
103,887 LKQ Corp 3,884,335
6,536 Pool Corp 2,250,018
51,573 PulteGroup Inc 5,867,976
173,744 (a),(b) Rivian Automotive Inc, Class A 2,182,225
10,726 (a) Ulta Beauty Inc 4,420,721
TOTAL CONSUMER DISCRETIONARY 26,898,117
CONSUMER STAPLES - 5.5%
64,024 Bunge Global SA 4,874,147
21,861 Church & Dwight Co Inc 2,306,773
3,609 Clorox Co/The 572,676
57,300 Conagra Brands Inc 1,483,497
59,012 Hormel Foods Corp 1,769,180
74,588 Kellanova 6,096,077
38,078 McCormick & Co Inc/MD 2,940,764
TOTAL CONSUMER STAPLES 20,043,114
ENERGY - 4.5%
180,399 Baker Hughes Co 8,330,826
85,575 ONEOK Inc 8,315,323
TOTAL ENERGY 16,646,149
FINANCIALS - 18.2%
239,797 Annaly Capital Management Inc 4,894,257
28,395 Arch Capital Group Ltd 2,642,723
3,704 Assurant Inc 797,064
29,572 Cboe Global Markets Inc 6,042,447
27,504 Citizens Financial Group Inc 1,308,365
26,247 Discover Financial Services 5,278,009
80,930 Equitable Holdings Inc 4,404,210
60,840 Hartford Financial Services Group Inc/The 6,786,702
370,891 Huntington Bancshares Inc/OH 6,379,325
12,672 MarketAxess Holdings Inc 2,795,823
27,849 Nasdaq Inc 2,293,087
70,553 Principal Financial Group Inc 5,817,095
17,196 Raymond James Financial Inc 2,897,182
30,253 State Street Corp 3,074,310
23,662 Synchrony Financial 1,632,205
28,422 T Rowe Price Group Inc 3,323,100
19,034 Willis Towers Watson PLC 6,272,940
TOTAL FINANCIALS 66,638,844
HEALTH CARE - 10.1%
112,532 (a) Avantor Inc 2,507,213
54,728 Cardinal Health Inc 6,767,664
40,165 (a) Hologic Inc 2,897,503
12,495 Labcorp Holdings Inc 3,121,251
1,748 (a) Mettler-Toledo International Inc 2,385,041
2,139 (a) Molina Healthcare Inc 663,967
9,346 Quest Diagnostics Inc 1,524,333
77,095 (a) Solventum Corp 5,709,656
26,134 STERIS PLC 5,766,467
16,148 West Pharmaceutical Services Inc 5,515,349
TOTAL HEALTH CARE 36,858,444

Portfolio of Investments January 31, 2025
(continued)
NUMV

SHARES DESCRIPTION VALUE
INDUSTRIALS - 16.1%
25,378 Allegion plc $ 3,368,422
24,368 Broadridge Financial Solutions Inc 5,804,945
5,573 CH Robinson Worldwide Inc 554,458
416,876 CNH Industrial NV 5,369,363
9,120 Dover Corp 1,857,562
4,533 EMCOR Group Inc 2,031,056
37,030 Expeditors International of Washington Inc 4,205,867
37,164 Ferguson Enterprises Inc 6,731,144
34,174 Ingersoll Rand Inc 3,205,521
14,280 Jacobs Solutions Inc 2,001,056
12,216 JB Hunt Transport Services Inc 2,091,623
30,098 Owens Corning 5,554,586
17,571 Pentair PLC 1,821,761
991 Toro Co/The 82,521
10,236 United Rentals Inc 7,759,502
26,784 Veralto Corp 2,769,198
30,708 Xylem Inc/NY 3,809,020
TOTAL INDUSTRIALS 59,017,605
INFORMATION TECHNOLOGY - 11.5%
40,231 (a) Akamai Technologies Inc 4,019,077
20,757 (a) Aspentech Corp 5,470,507
40,415 (a) Dayforce Inc 2,858,957
8,860 (a) F5 Inc 2,633,724
32,949 (a) First Solar Inc 5,519,616
289,638 Hewlett Packard Enterprise Co 6,137,429
10,106 (a) Keysight Technologies Inc 1,802,405
1,677 NetApp Inc 204,762
11,105 Seagate Technology Holdings PLC 1,070,078
81,757 (a) Trimble Inc 6,128,505
16,250 (a) Twilio Inc, Class A 2,381,925
59,467 (a) Western Digital Corp 3,873,086
TOTAL INFORMATION TECHNOLOGY 42,100,071
MATERIALS - 7.3%
233 Avery Dennison Corp 43,275
87,903 Ball Corp 4,896,197
26,848 Crown Holdings Inc 2,358,866
64,969 International Flavors & Fragrances Inc 5,658,150
1,971 International Paper Co 109,647
7,659 Martin Marietta Materials Inc 4,167,415
54,579 PPG Industries Inc 6,297,325
26,535 Steel Dynamics Inc 3,401,787
TOTAL MATERIALS 26,932,662
REAL ESTATE - 10.1%
39,512 Alexandria Real Estate Equities Inc 3,846,493
228 AvalonBay Communities Inc 50,504
69,539 BXP Inc 5,086,082
40,158 (a) CBRE Group Inc, Class A 5,812,469
256,314 Healthpeak Properties Inc 5,295,447
309,627 Host Hotels & Resorts Inc 5,173,867
54,000 Iron Mountain Inc 5,484,780
3,426 Kimco Realty Corp 76,914
989 Regency Centers Corp 71,050
13,662 Ventas Inc 825,458
91,937 WP Carey Inc 5,140,198
TOTAL REAL ESTATE 36,863,262
UTILITIES - 6.3%
43,062 Atmos Energy Corp 6,136,766
139,725 Essential Utilities Inc 4,957,443
102,509 Eversource Energy 5,912,719

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES (continued)
161,004 NiSource Inc $ 6,005,449
TOTAL UTILITIES 23,012,377
TOTAL COMMON STOCKS
(Cost $339,335,991) 365,697,057
TOTAL LONG-TERM INVESTMENTS
(Cost $339,335,991) 365,697,057
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
195,912 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .390% (d) $ 195,912
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $195,912) 195,912
TOTAL INVESTMENTS - 99 .9%
(Cost $ 339,531,903 ) 365,892,969
OTHER ASSETS & LIABILITIES, NET - 0.1% 358,173
NET ASSETS - 100% $ 366,251,142
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $188,475.
(c) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.
NUMV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 365,697,057 $ – $ – $ 365,697,057
Investments Purchased with Collateral from Securities
Lending 195,912 – – 195,912
Total $ 365,892,969 $ – $ – $ 365,892,969
a

Portfolio of Investments January 31, 2025
NUSC
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCK RIGHTS - 0.0%
HEALTH CARE - 0.0%
26,689 (a) Bristol-Myers Squibb Co $ 18,682
23,934 (a) CinCor Pharma Inc 73,238
TOTAL HEALTH CARE 91,920
TOTAL COMMON STOCK RIGHTS
(Cost $0) 91,920
SHARES DESCRIPTION VALUE
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 2.9%
8,572 (b),(c) Atlanta Braves Holdings Inc , Class A 365,939
52,757 (c) Atlanta Braves Holdings Inc , Class C 2,044,334
76,860 (c) Cars.com Inc 1,377,331
99,493 (c) Cinemark Holdings Inc 2,848,485
267,382 (c) Clear Channel Outdoor Holdings Inc 363,639
99,761 (c) Frontier Communications Parent Inc 3,567,453
72,075 (c) Gogo Inc 608,313
91,730 Gray Media Inc 343,070
8,394 (b),(c) Ibotta Inc , Class A 608,565
45,449 (c) IMAX Corp 1,070,324
59,181 Iridium Communications Inc 1,701,454
24,781 (c) Lions Gate Entertainment Corp, Class B 173,963
311,617 (c) Lumen Technologies Inc 1,539,388
151,264 (c) Magnite Inc 2,601,741
29,126 Marcus Corp/The 586,015
40,125 (c) MediaAlpha Inc , Class A 457,024
91,476 New York Times Co/The, Class A 4,967,147
50,461 Paramount Global, Class B 549,016
30,068 Scholastic Corp 583,620
156,122 Sirius XM Holdings Inc 3,748,489
109,092 (c) Stagwell Inc 680,734
11,297 TEGNA Inc 205,831
150,869 (c) Vimeo Inc 1,012,331
22,314 (c) Yelp Inc 891,221
53,633 (c) Ziff Davis Inc 2,890,282
110,541 (c) ZoomInfo Technologies Inc 1,137,467
TOTAL COMMUNICATION SERVICES 36,923,176
CONSUMER DISCRETIONARY - 16.0%
38,308 (c) Abercrombie & Fitch Co, Class A 4,573,209
362,834 ADT Inc 2,786,565
45,301 Advance Auto Parts Inc 2,197,099
214,453 Aramark 8,344,366
63,786 Arko Corp 450,967
62,197 (c) Bright Horizons Family Solutions Inc 7,625,352
36,524 (c) Brinker International Inc 6,646,272
29,726 Camping World Holdings Inc , Class A 686,373
6,574 Carter's Inc 354,470
16,880 Choice Hotels International Inc 2,486,930
3,080 Columbia Sportswear Co 271,964
163,668 (c) Coursera Inc 1,261,880
64,347 (c) Crocs Inc 6,567,898
40,921 (b),(c) Dave & Buster's Entertainment Inc 1,086,862
9,543 (c) Etsy Inc 524,006
16,105 (c) Five Below Inc 1,510,327
23,312 (c) Foot Locker Inc 467,406
92,445 (c) Frontdoor Inc 5,535,607
245,069 (c) GameStop Corp, Class A 6,592,356
45,300 Gap Inc /The 1,090,371
116,016 (c) Global Business Travel Group I 1,023,261

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY (continued)
6,734 Group 1 Automotive Inc 3,074,004
169,565 H&R Block Inc 9,378,640
330,581 (c) Hanesbrands Inc 2,684,318
100,675 Harley-Davidson Inc 2,724,266
134,501 Hasbro Inc 7,779,538
27,365 (c) Helen of Troy Ltd 1,690,610
85,842 (c) Hilton Grand Vacations Inc 3,536,690
14,212 KB Home 953,625
19,083 Kontoor Brands Inc 1,752,774
30,819 LCI Industries 3,229,523
59,748 Leggett & Platt Inc 630,939
212,796 (c) Leslie's Inc 429,848
109,926 Levi Strauss & Co, Class A 2,091,892
23,606 Lithia Motors Inc 8,878,217
1,131,996 (c) Lucid Group Inc 3,124,309
51,433 Macy's Inc 801,326
24,470 (c) Malibu Boats Inc , Class A 936,956
22,336 (c) MarineMax Inc 678,121
8,826 Marriott Vacations Worldwide Corp 765,832
3,082 Meritage Homes Corp 239,995
60,502 (c) Modine Manufacturing Co 6,137,928
17,660 Movado Group Inc 337,659
23,192 Murphy USA Inc 11,663,489
94,967 (c) National Vision Holdings Inc 1,082,624
490,502 Newell Brands Inc 4,885,400
116,222 (c) Petco Health & Wellness Co Inc 397,479
51,257 (c) Planet Fitness Inc 5,543,957
102,988 (c) Playa Hotels & Resorts NV 1,262,633
20,235 PVH Corp 1,813,056
38,856 (c) Savers Value Village Inc 432,856
148,267 (c) Sonos Inc 2,044,602
23,970 Standard Motor Products Inc 743,549
49,982 (c) Stride Inc 6,742,572
81,568 Tapestry Inc 5,949,570
39,141 (c) Taylor Morrison Home Corp 2,523,029
13,474 (c) TopBuild Corp 4,617,270
168,789 (c) Topgolf Callaway Brands Corp 1,326,682
8,027 (c) Tri Pointe Homes Inc 295,875
38,224 (c) United Parks & Resorts Inc 2,009,054
29,594 Vail Resorts Inc 5,034,531
104,522 (c) Valvoline Inc 3,878,811
261,637 VF Corp 6,794,713
103,131 (c) Warby Parker Inc , Class A 2,857,760
17,618 Whirlpool Corp 1,850,066
35,448 Winnebago Industries Inc 1,694,414
12,815 Wyndham Hotels & Resorts Inc 1,345,831
27,108 (c) XPEL Inc 1,136,638
56,898 (c) YETI Holdings Inc 2,120,020
TOTAL CONSUMER DISCRETIONARY 203,987,032
CONSUMER STAPLES - 3.1%
39,685 Andersons Inc /The 1,617,164
21,520 Casey's General Stores Inc 9,076,490
23,366 Energizer Holdings Inc 794,210
56,012 (c) Freshpet Inc 8,959,119
42,327 (c) Grocery Outlet Holding Corp 685,274
104,926 (c) Hain Celestial Group Inc /The 530,926
3,308 (c) Performance Food Group Co 298,746
26,271 (c) Sprouts Farmers Market Inc 4,159,750
12,988 (c) United Natural Foods Inc 386,263
124,511 (c) US Foods Holding Corp 8,831,565
37,028 (c) Vital Farms Inc 1,624,604

Portfolio of Investments January 31, 2025
(continued)
NUSC

SHARES DESCRIPTION VALUE
CONSUMER STAPLES (continued)
11,428 WD-40 Co 2,685,009
TOTAL CONSUMER STAPLES 39,649,120
ENERGY - 2.9%
186,480 Archrock Inc 5,238,223
67,827 Cactus Inc , Class A 4,049,950
231,017 ChampionX Corp 6,616,327
205,775 (c) Clean Energy Fuels Corp 681,115
21,535 Excelerate Energy Inc , Class A 643,250
122,187 (c) Expro Group Holdings NV 1,543,222
75,436 (c) Green Plains Inc 673,644
19,631 (c) Innovex International Inc 305,851
91,914 NOV Inc 1,328,157
331,510 TechnipFMC PLC 9,961,876
62,155 Weatherford International PLC 3,912,657
71,192 World Kinect Corp 2,012,598
TOTAL ENERGY 36,966,870
FINANCIALS - 18.3%
27,322 Affiliated Managers Group Inc 5,134,897
951,817 AGNC Investment Corp 9,489,615
20,501 Amalgamated Financial Corp 716,305
57,659 (c) Ambac Financial Group Inc 670,574
160,831 Apollo Commercial Real Estate Finance Inc 1,424,963
200,315 (c) AvidXchange Holdings Inc 2,123,339
80,937 (c) Baldwin Insurance Group Inc /The 3,314,370
47,778 Banc of California Inc 765,404
56,346 (c) Bancorp Inc /The 3,440,487
86,674 Bank OZK 4,402,172
2,077 Banner Corp 146,782
14,737 Bar Harbor Bankshares 466,868
33,614 Berkshire Hills Bancorp Inc 988,588
200,104 Blackstone Mortgage Trust Inc , Class A 3,601,872
8,608 Bread Financial Holdings Inc 545,145
10,076 Cadence Bank 354,675
71,489 (c) Cantaloupe Inc 581,920
14,445 Cass Information Systems Inc 594,990
8,365 Central Pacific Financial Corp 250,030
112,815 Commerce Bancshares Inc /MO 7,536,032
19,689 Crawford & Co, Class A 236,465
33,792 (c) Donnelley Financial Solutions Inc 2,242,775
126,387 East West Bancorp Inc 13,014,069
4,496 (c) Encore Capital Group Inc 222,552
965 (c) Enstar Group Ltd 315,545
45,647 Enterprise Financial Services Corp 2,731,516
12,983 Essent Group Ltd 756,260
124,436 First American Financial Corp 7,866,844
198,709 First BanCorp /Puerto Rico 4,125,199
25,199 First Financial Bancorp 706,076
316,148 First Horizon Corp 6,920,480
3,830 First Mid Bancshares Inc 145,272
20,860 Glacier Bancorp Inc 1,036,116
70,697 HA Sustainable Infrastructure Capital Inc 1,980,223
32,435 (c) Hamilton Insurance Group Ltd, Class B 620,482
2,943 Hancock Whitney Corp 175,815
32,197 Hanmi Financial Corp 773,372
1,103 Hanover Insurance Group Inc /The 168,858
24,487 Independent Bank Corp/MI 891,327
220,945 Invesco Ltd 4,248,772
91,410 Jackson Financial Inc , Class A 8,614,478
71,774 KKR Real Estate Finance Trust Inc 716,305
8,308 Lazard Inc 451,706
45,330 Lincoln National Corp 1,593,803
3,440 Mercantile Bank Corp 167,906

SHARES DESCRIPTION VALUE
FINANCIALS (continued)
55,080 MGIC Investment Corp 1,406,743
25,183 Morningstar Inc 8,276,141
3,983 NBT Bancorp Inc 189,710
6,232 Nelnet Inc , Class A 686,579
4,552 (c) NMI Holdings Inc 175,798
80,225 Old National Bancorp/IN 1,913,366
5,175 Old Republic International Corp 189,301
124,100 (c) Open Lending Corp 750,805
31,044 (c) Palomar Holdings Inc 3,348,716
30,096 Pathward Financial Inc 2,399,554
33,070 PennyMac Financial Services Inc 3,462,098
41,993 Peoples Bancorp Inc /OH 1,371,071
35,973 Pinnacle Financial Partners Inc 4,488,351
27,138 PJT Partners Inc , Class A 4,476,956
32,155 (c) PRA Group Inc 710,947
20,882 Primerica Inc 6,059,330
38,200 PROG Holdings Inc 1,633,050
19,819 Reinsurance Group of America Inc 4,515,957
4,892 Renasant Corp 190,201
94,927 (c) Repay Holdings Corp 709,105
114,863 Ryan Specialty Holdings Inc 7,647,579
45,197 S&T Bancorp Inc 1,782,570
1,608 Selective Insurance Group Inc 135,281
52,962 SouthState Corp 5,592,258
307,923 Starwood Property Trust Inc 5,958,310
33,320 Stewart Information Services Corp 2,172,131
45,112 Synovus Financial Corp 2,545,219
3,695 UMB Financial Corp 435,640
26,078 Unum Group 1,988,447
459,135 Valley National Bancorp 4,719,908
51,566 Victory Capital Holdings Inc , Class A 3,412,638
62,813 Voya Financial Inc 4,459,095
40,850 Walker & Dunlop Inc 3,924,460
128,279 Webster Financial Corp 7,727,527
87,333 Western Alliance Bancorp 7,673,951
40,486 (c) WEX Inc 7,444,971
3,121 White Mountains Insurance Group Ltd 6,031,208
143,271 WisdomTree Inc 1,402,623
62,991 Zions Bancorp NA 3,644,659
TOTAL FINANCIALS 232,923,498
HEALTH CARE - 11.0%
82,998 (c) 89bio Inc 796,781
4,900 (c) Acadia Healthcare Co Inc 221,039
74,210 (c) AdaptHealth Corp 802,952
23,101 (c) Alignment Healthcare Inc 355,524
168,473 (c) Alkermes PLC 5,311,954
17,636 (c) AMN Healthcare Services Inc 485,343
26,971 (c) Apogee Therapeutics Inc 1,115,521
29,359 (c) Arcturus Therapeutics Holdings Inc 498,222
57,676 (c) Arvinas Inc 1,015,674
59,719 (c) Avadel Pharmaceuticals PLC 471,780
78,025 (c) Avid Bioservices Inc 973,752
56,217 (c) Avidity Biosciences Inc 1,851,226
47,499 (c) Azenta Inc 2,567,321
61,955 (c) Biohaven Ltd 2,369,779
73,344 (c) BrightSpring Health Services Inc 1,730,918
71,155 (c) Brookdale Senior Living Inc 329,448
26,893 Bruker Corp 1,563,828
55,886 (b),(c) Cassava Sciences Inc 133,009
32,207 (c) Castle Biosciences Inc 910,492
6,736 Chemed Corp 3,785,632
73,567 (c) Cogent Biosciences Inc 684,909

Portfolio of Investments January 31, 2025
(continued)
NUSC

SHARES DESCRIPTION VALUE
HEALTH CARE (continued)
1,338 (c) CorVel Corp 155,007
49,438 (c) Crinetics Pharmaceuticals Inc 1,992,351
38,586 (c) Cross Country Healthcare Inc 703,037
39,003 (c) Cullinan Therapeutics Inc 411,872
48,674 (c) Cytokinetics Inc 2,407,416
26,698 (c) Denali Therapeutics Inc 622,063
43,189 (c) Dyne Therapeutics Inc 614,148
46,069 (c) Edgewise Therapeutics Inc 1,290,853
213,699 (c) Elanco Animal Health Inc 2,570,799
25,350 (b),(c) Enliven Therapeutics Inc 554,151
30,319 (c) Enovis Corp 1,424,387
27,645 Ensign Group Inc /The 3,860,901
20,490 (c) Entrada Therapeutics Inc 275,386
72,121 (c) Erasca Inc 136,309
5,439 (b),(c) Establishment Labs Holdings Inc 174,320
62,375 (b),(c) EyePoint Pharmaceuticals Inc 477,169
104,060 (c) Fortrea Holdings Inc 1,749,249
496,573 (c) Geron Corp 1,425,164
17,211 (c) Glaukos Corp 2,692,489
6,540 (c) Guardant Health Inc 307,249
23,661 (c) Haemonetics Corp 1,633,792
37,172 (c) HealthEquity Inc 4,104,532
185,290 (c) Hims & Hers Health Inc 6,907,611
15,117 (c) ICU Medical Inc 2,484,630
63,462 (c) Ideaya Biosciences Inc 1,545,300
48,399 (c) Immunome Inc 533,841
57,909 (c) Inari Medical Inc 4,613,610
1,729 (c) Integer Holdings Corp 245,898
34,933 (c) Integra LifeSciences Holdings Corp 911,751
8,641 (c) iRhythm Technologies Inc 940,573
9,442 (c) Jazz Pharmaceuticals PLC 1,174,302
27,014 (c) Kymera Therapeutics Inc 1,069,484
107,695 (c) LifeStance Health Group Inc 858,329
36,422 (c) Merus NV 1,491,117
74,477 (b),(c) Mind Medicine MindMed Inc 505,699
26,964 (c) MoonLake Immunotherapeutics 1,240,074
94,858 (c) Myriad Genetics Inc 1,201,851
10,719 (c) NeoGenomics Inc 153,282
62,803 (c) Novocure Ltd 1,539,930
55,315 (c) Omnicell Inc 2,488,622
425,484 (b),(c) OPKO Health Inc 646,736
59,456 (c) Owens & Minor Inc 846,653
44,821 (c) Paragon 28 Inc 583,569
38,585 Patterson Cos Inc 1,194,206
16,984 (c) Pediatrix Medical Group Inc 237,436
18,117 (c) Pennant Group Inc /The 479,557
5,635 (c) Penumbra Inc 1,504,376
46,003 (c) Phathom Pharmaceuticals Inc 275,558
24,834 Phibro Animal Health Corp, Class A 541,630
41,057 (c) Pliant Therapeutics Inc 441,363
44,962 (c) PROCEPT BioRobotics Corp 3,259,745
93,039 (c) Progyny Inc 2,155,714
42,731 (c) Prothena Corp PLC 608,062
69,038 (c) QuidelOrtho Corp 3,000,391
23,804 (c) RadNet Inc 1,558,448
237,939 (b),(c) Recursion Pharmaceuticals Inc , Class A 1,722,678
7,148 (c) Repligen Corp 1,188,069
119,542 (c) Revance Therapeutics Inc 433,937
41,278 (c) RxSight Inc 1,398,086
49,963 (c) Sarepta Therapeutics Inc 5,681,792
109,939 (c) Savara Inc 296,835
31,589 (c) Scholar Rock Holding Corp 1,275,564

SHARES DESCRIPTION VALUE VALUE
HEALTH CARE (continued)
113,743 (c) Sotera Health Co $ 1,559,416
34,281 (c) Spyre Therapeutics Inc 788,120
14,419 (c) STAAR Surgical Co 348,796
25,598 (c) Syndax Pharmaceuticals Inc 362,724
61,122 (c) Tango Therapeutics Inc 182,144
32,803 (c) Tarsus Pharmaceuticals Inc 1,763,489
97,197 (c) Teladoc Health Inc 987,521
39,026 (c) Theravance Biopharma Inc 366,064
12,520 (c) Tourmaline Bio Inc 201,071
49,914 (c) Varex Imaging Corp 685,818
86,759 (c) Vaxcyte Inc 7,662,555
51,340 (c) Vera Therapeutics Inc 1,913,955
80,141 (c) Verve Therapeutics Inc 609,873
56,312 (c) Viking Therapeutics Inc 1,844,218
61,835 (c) Viridian Therapeutics Inc 1,198,362
130,612 (c) WaVe Life Sciences Ltd 1,511,181
56,345 (c) Zymeworks Inc 822,637
TOTAL HEALTH CARE 139,602,001
INDUSTRIALS - 18.2%
54,037 AAON Inc 6,288,826
28,689 (c) AAR Corp 1,943,967
6,090 Acuity Brands Inc 2,024,255
37,282 Advanced Drainage Systems Inc 4,507,767
128,047 Air Lease Corp 5,915,771
11,797 Allison Transmission Holdings Inc 1,386,619
1,534 Arcosa Inc 155,394
186,133 (c) Array Technologies Inc 1,364,355
33,642 (c) ASGN Inc 2,967,561
42,489 Atkore Inc 3,460,304
40,025 (c) Beacon Roofing Supply Inc 4,736,558
45,866 Boise Cascade Co 5,786,455
52,379 Brady Corp 3,901,712
36,405 (c) CECO Environmental Corp 1,030,990
391,386 (c) Clarivate PLC 2,121,312
18,367 Comfort Systems USA Inc 8,021,787
177,378 (c) Core & Main Inc , Class A 10,011,214
57,308 Crane Co 9,760,699
34,677 CSG Systems International Inc 2,038,661
129,987 (c) DNOW Inc 1,934,207
11,132 Douglas Dynamics Inc 287,762
70,610 (c) Energy Recovery Inc 1,012,547
63,735 Enerpac Tool Group Corp 2,880,185
196,827 (c) ExlService Holdings Inc 9,892,525
69,830 (c) First Advantage Corp 1,318,390
34,623 (c) FTI Consulting Inc 6,763,603
28,809 (c) Generac Holdings Inc 4,302,048
66,799 (c) Great Lakes Dredge & Dock Corp 734,121
37,118 Greenbrier Cos Inc /The 2,459,439
5,491 Herc Holdings Inc 1,119,944
53,384 Hexcel Corp 3,480,637
12,491 Hillenbrand Inc 424,569
56,862 HNI Corp 2,834,571
21,363 (c) Huron Consulting Group Inc 2,708,401
71,346 Interface Inc 1,766,527
22,293 JBT Marel Corp 2,964,969
147,315 KBR Inc 8,016,882
15,287 (c) Kratos Defense & Security Solutions Inc 510,127
95,936 (c) Leonardo DRS Inc 3,372,150
6,554 Lindsay Corp 879,481
35,425 Matthews International Corp, Class A 991,546
11,503 McGrath RentCorp 1,411,073
234,473 MDU Resources Group Inc 4,178,309

Portfolio of Investments January 31, 2025
(continued)
NUSC

SHARES DESCRIPTION VALUE VALUE
INDUSTRIALS (continued)
60,635 (c) Mercury Systems Inc $ 2,527,873
29,335 Moog Inc , Class A 5,328,996
103,788 (c) MRC Global Inc 1,523,608
26,648 MSA Safety Inc 4,389,725
17,828 (c) MYR Group Inc 2,523,910
124,775 (c) NEXTracker Inc , Class A 6,291,155
62,275 nVent Electric PLC 4,053,480
197,021 Pitney Bowes Inc 1,755,457
900,401 (b),(c) Plug Power Inc 1,674,746
34,042 Primoris Services Corp 2,613,404
25,803 (c) Pursuit Attractions and Hospitality Inc 1,019,218
10,446 (c) Resideo Technologies Inc 235,244
20,329 Robert Half Inc 1,317,116
9,076 Rush Enterprises Inc 520,236
27,278 Rush Enterprises Inc , Class A 1,657,138
45,811 Ryder System Inc 7,302,731
7,842 (c) Saia Inc 3,765,023
203,602 (c) Shoals Technologies Group Inc , Class A 973,218
28,266 (c) SiteOne Landscape Supply Inc 4,022,252
26,211 (c) SPX Technologies Inc 3,892,858
269,419 (c) Sunrun Inc 2,438,242
27,804 TriNet Group Inc 2,596,616
20,130 Trinity Industries Inc 761,518
68,707 (c) Triumph Group Inc 1,287,569
150,378 (c) Upwork Inc 2,369,957
17,166 (c) V2X Inc 894,864
20,730 Valmont Industries Inc 6,877,385
19,911 VSE Corp 2,037,891
53,221 Wabash National Corp 830,248
12,361 WESCO International Inc 2,286,785
105,498 (c) WillScot Holdings Corp 3,909,756
26,773 (c) XPO Inc 3,578,747
TOTAL INDUSTRIALS 230,925,186
INFORMATION TECHNOLOGY - 13.3%
93,395 (c) ACI Worldwide Inc 5,001,302
128,485 Adeia Inc 1,651,032
24,469 (c) Altair Engineering Inc , Class A 2,700,154
35,731 Badger Meter Inc 7,643,218
27,527 Belden Inc 3,206,070
30,303 Benchmark Electronics Inc 1,292,726
40,034 (c) Blackbaud Inc 3,088,623
20,073 (c) Box Inc , Class A 670,237
72,600 (c) Calix Inc 2,880,768
30,955 (c) Ciena Corp 2,697,419
58,853 (c) Cirrus Logic Inc 5,911,195
264,826 (c) CommScope Holding Co Inc 1,337,371
53,133 (c) Commvault Systems Inc 8,461,961
76,346 (c) Confluent Inc , Class A 2,265,949
4,985 CTS Corp 254,684
44,629 (c) Digi International Inc 1,394,656
11,143 (b),(c) Digimarc Corp 408,614
71,197 Dolby Laboratories Inc , Class A 5,961,325
111,842 (c) DoubleVerify Holdings Inc 2,305,064
12,212 (c) Dropbox Inc , Class A 392,616
205,765 (c) DXC Technology Co 4,469,216
189,062 (c) E2open Parent Holdings Inc 497,233
16,711 (c) Elastic NV 1,881,324
184,641 (c) Flex Ltd 7,690,298
134,405 (c) Flywire Corp 2,598,049
35,060 (c) Gitlab Inc , Class A 2,550,966
21,348 (c) Guidewire Software Inc 4,510,192
135,629 (c) Harmonic Inc 1,529,895

SHARES DESCRIPTION VALUE VALUE
INFORMATION TECHNOLOGY (continued)
50,933 (c) HashiCorp Inc , Class A $ 1,741,909
121,592 (b),(c) Infinera Corp 804,939
23,559 (c) Insight Enterprises Inc 4,069,817
47,833 (c) Intapp Inc 3,410,014
30,532 InterDigital Inc 5,586,745
46,237 (c) Itron Inc 4,964,004
17,498 (c) Kimball Electronics Inc 318,114
37,831 Kulicke & Soffa Industries Inc 1,677,805
135,203 (c) Lattice Semiconductor Corp 7,709,275
7,016 (c) LiveRamp Holdings Inc 238,544
351,511 (c) Matterport Inc 1,831,372
32,031 (c) Meridianlink Inc 616,597
230,426 (c) Mirion Technologies Inc 3,649,948
36,281 (c) N-able Inc /US 351,563
169,329 (c) NCR Voyix Corp 2,081,053
33,018 (c) NETGEAR Inc 912,948
28,841 (c) Novanta Inc 4,316,344
30,493 (c) Onto Innovation Inc 6,243,747
43,839 (c) PAR Technology Corp 3,182,273
76,672 (c) Paycor HCM Inc 1,696,751
6,606 (c) Paylocity Holding Corp 1,357,665
36,609 (c) PDF Solutions Inc 1,019,927
125,443 (c) Procore Technologies Inc 9,980,245
36,900 Progress Software Corp 2,115,477
17,639 (c) Q2 Holdings Inc 1,678,704
116,877 (c) Ribbon Communications Inc 479,196
34,671 (c) Silicon Laboratories Inc 4,701,041
27,806 (c) SPS Commerce Inc 5,135,212
7,758 (c) Teradata Corp 247,558
14,075 (c) UiPath Inc , Class A 200,146
150,182 (b),(c) Wolfspeed Inc 920,616
144,468 Xerox Holdings Corp 1,233,757
TOTAL INFORMATION TECHNOLOGY 169,725,463
MATERIALS - 5.4%
4,596 AptarGroup Inc 722,261
140,455 (c) ATI Inc 8,018,576
110,829 Avient Corp 4,754,564
236,722 (c) Axalta Coating Systems Ltd 8,507,789
113,383 Berry Global Group Inc 7,700,973
130,940 Commercial Metals Co 6,349,281
43,127 Compass Minerals International Inc 502,861
140,238 FMC Corp 7,822,476
49,223 Graphic Packaging Holding Co 1,350,187
58,167 HB Fuller Co 3,672,083
423,806 Hecla Mining Co 2,407,218
3,525 (c) Knife River Corp 365,119
24,893 Koppers Holdings Inc 740,816
56,664 Louisiana-Pacific Corp 6,627,988
33,343 (c) Magnera Corp 622,177
4,249 Minerals Technologies Inc 325,856
15,834 Myers Industries Inc 190,641
12,256 Olympic Steel Inc 422,464
32,414 Radius Recycling Inc 389,292
50,049 (c) Ranpak Holdings Corp 366,359
10,765 Royal Gold Inc 1,505,162
43,227 Sensient Technologies Corp 3,264,071
27,540 Stepan Co 1,745,760
TOTAL MATERIALS 68,373,974
REAL ESTATE - 6.1%
67,897 Armada Hoffler Properties Inc 664,033
209,699 Brandywine Realty Trust 1,151,248
186,948 CareTrust REIT Inc 4,954,122

Portfolio of Investments January 31, 2025
(continued)
NUSC

SHARES DESCRIPTION VALUE VALUE
REAL ESTATE (continued)
13,697 CBL & Associates Properties Inc $ 419,265
33,361 Community Healthcare Trust Inc 661,549
235,374 (c) Compass Inc , Class A 1,706,461
84,386 CubeSmart 3,518,896
252,076 DiamondRock Hospitality Co 2,213,227
30,256 EastGroup Properties Inc 5,132,023
167,871 Empire State Realty Trust Inc , Class A 1,604,847
109,128 Essential Properties Realty Trust Inc 3,503,009
94,230 (b) eXp World Holdings Inc 1,072,337
156,380 Hudson Pacific Properties Inc 489,469
15,772 (c) Jones Lang LaSalle Inc 4,460,322
56,111 Kennedy-Wilson Holdings Inc 507,805
46,516 Kilroy Realty Corp 1,815,054
94,392 NETSTREIT Corp 1,366,796
17,595 Outfront Media Inc 323,754
253,361 Park Hotels & Resorts Inc 3,417,840
147,656 Pebblebrook Hotel Trust 1,938,723
15,929 Piedmont Office Realty Trust Inc , Class A 139,219
264,592 Rexford Industrial Realty Inc 10,758,311
69,149 Ryman Hospitality Properties Inc 7,249,581
70,037 Sabra Health Care REIT Inc 1,170,318
57,386 SITE Centers Corp 859,639
13,130 SL Green Realty Corp 884,831
49,234 St Joe Co/The 2,368,155
233,267 Sunstone Hotel Investors Inc 2,642,915
117,609 Terreno Realty Corp 7,693,981
298,868 Uniti Group Inc 1,628,831
124,790 Xenia Hotels & Resorts Inc 1,866,858
TOTAL REAL ESTATE 78,183,419
UTILITIES - 2.7%
26,981 Chesapeake Utilities Corp 3,298,427
120,007 New Jersey Resources Corp 5,754,336
68,815 ONE Gas Inc 4,861,092
55,994 Ormat Technologies Inc 3,592,015
41,137 Southwest Gas Holdings Inc 3,072,111
67,573 Spire Inc 4,794,980
133,307 (b),(c) Sunnova Energy International Inc 342,599
261,071 UGI Corp 8,022,712
TOTAL UTILITIES 33,738,272
TOTAL COMMON STOCKS
(Cost $1,181,067,846) 1,270,998,011
TOTAL LONG-TERM INVESTMENTS
(Cost $1,181,067,846) 1,271,089,931
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
6,287,131 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4.390% (e) $ 6,287,131
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $6,287,131) 6,287,131
TOTAL INVESTMENTS - 100.4%
(Cost $1,187,354,977 ) 1,277,377,062
OTHER ASSETS & LIABILITIES, NET - (0.4)% (5,079,800)
NET ASSETS - 100% $ 1,272,297,262
REIT Real Estate Investment Trust
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,919,751.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
NUSC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stock Rights $ – $ – $ 91,920 $ 91,920
Common Stocks 1,270,998,011 – – 1,270,998,011
Investments Purchased with Collateral from Securities
Lending 6,287,131 – – 6,287,131
Total $ 1,277,285,142 $ – $ 91,920 $ 1,277,377,062
a